Summary of Significant Accounting Policies (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2016 USD ($) item shares	Dec. 31, 2015 USD ($) shares
Number of days loans must be delinquent to be placed on nonaccrual status	90 days
Due from servicers	$ 18,400	$ 20,300
Number of securitization transactions | item	7
Number of repurchase agreements accounted for as components of linked transactions | item	0
Diluted securities outstanding | shares	0	0
Unrecognized accrued taxes, interest and penalties	$ 0	$ 0
Borrowings under credit facilities | Maximum
Maturity period	2 years
Promissory note | Maximum
Maturity period	5 years
Restricted Cash
Cash collateral	$ 7,700	5,300
Level 1
Amount in money market funds	600	600
Sutherland
Due from servicers	$ 14,893	$ 14,208